UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
							FORM 13F
					FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Goldman Capital Management, Inc.
Address: 220 East 42nd St.
		New York NY 10017
Form 13F File Number: 28-_____
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct
 and complete, and that it is understood that all
 required items, statements,
 schedules, lists and tables, are considered
integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:       Thomas F. Flynn
Title:		Treasurer
Phone:	212-476-9261
Signature, Place and Date of Signing:
Thomas F. Flynn   New York NY   April 30, 2004
Report Type (Check only one):
[X] 13F HOLDINGS REPORT.
[   ] 13F Notice.
[   ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

Name Of issuer	Title Of Class	Cusip	Market Value 	Shares/Prn Amt	SH/Prn	PUT	Investment 	Managers	Sole	Shared	None
			* 1000			/CALL	Discretion
AP PHARMA INC	COMMON STOCK	00202J104	3060	919000	SH		SOLE		919000
AMERICAN MEDICAL ALERT CORP	COMMON STOCK	027904101	1760	374500	SH		SOLE		374500
BEI TECHNOLOGIES INC	COMMON STOCK	05538P104	1695	76000	SH		SOLE		76000
BROOKSTONE INC	COMMON STOCK	114537103	11753	430697	SH		SOLE		430697
CELADON GROUP INC	COMMON STOCK	150838100	2742	167100	SH		SOLE		167100
COLUMBIA LABORATORIES INC	COMMON STOCK	197779101	6263	1265300	SH		SOLE		1265300
DUCKWALL ALCO STORES INC NEW	COMMON STOCK	264142100	891	61000	SH		SOLE		61000
FTI CONSULTING INC	COMMON STOCK	302941109	2181	130900	SH		SOLE		130900
FIRST CASH FINANCIAL SERVICES	COMMON STOCK	31942D107	2364	70000	SH		SOLE		70000
FIRST VIRTUAL COMMUNICATIONS	COMMON STOCK	337484307	800	500000	SH		SOLE		500000
FORGENT NETWORKS INC	COMMON STOCK	34629U103	1017	643900	SH		SOLE		643900
***FUEL-TECH NV	COMMON STOCK	359523107	4896	979260	SH		SOLE		979260
GP STRATEGIES CORP	COMMON STOCK	36225V104	5240	760500	SH		SOLE		760500
HARRIS INTERACTIVE INC	COMMON STOCK	414549105	3880	465800	SH		SOLE		465800
HYPERCOM CORP	COMMON STOCK	44913M105	11476	1445400	SH		SOLE		1445400
INDUSTRIAL DISTRIBUTION GROUP	COMMON STOCK	456061100	3697	452550	SH		SOLE		452550
INFOCROSSING INC	COMMON STOCK	45664X109	1208	89123	SH		SOLE		89123
***INFONOW CORPORATION	COMMON STOCK	456664309	62	30000	SH		SOLE		30000
INTER TEL INC	COMMON STOCK	458372109	8526	283000	SH		SOLE		283000
JARDEN CORPORATION	COMMON STOCK	471109108	3817	107500	SH		SOLE		107500
LANDEC CORP	COMMON STOCK	514766104	2994	347000	SH		SOLE		347000
LIFETIME HOAN CORP	COMMON STOCK	531926103	8944	509900	SH		SOLE		509900
LIFECELL CORP	COMMON STOCK	531927101	2433	296677	SH		SOLE		296677
***MDC PARTNERS INC	COMMON STOCK	552697104	8302	530500	SH		SOLE		530500
MEDIS TECHNOLOGIES LTD	COMMON STOCK	58500P107	331	25000	SH		SOLE		25000
MERITAGE CORPORATION	COMMON STOCK	59001A102	3378	45500	SH		SOLE		45500
NAPCO SECURITY SYSTEMS INC	COMMON STOCK	630402105	2331	138980	SH		SOLE		138980
PHOTOMEDEX INC	COMMON STOCK	719358103	4865	1808500	SH		SOLE		1808500
REWARDS NETWORK INC	COMMON STOCK	761557107	4978	497800	SH		SOLE		497800
SORRENTO NETWORKS CORP	COMMON STOCK	83586Q209	2190	695100	SH		SOLE		695100
SOURCE INTERLINK COMPANIES INC	COMMON STOCK	836151209	6286	502900	SH		SOLE		502900
TEKNOWLEDGE CORP-NEW	COMMON STOCK	878919208	320	100000	SH		SOLE		100000
ULTIMATE SOFTWARE GROUP INC	COMMON STOCK	90385D107	3386	249000	SH		SOLE		249000
UNIVERSAL ELECTRONICS INC	COMMON STOCK	913483103	6072	459965	SH		SOLE		459965
VALERO ENERGY CORP NEW	COMMON STOCK	91913Y100	1739	29000	SH		SOLE		29000
WORLD FUEL SERVICES CORP	COMMON STOCK	981475106	10248	279000	SH		SOLE		279000
***TEEKAY SHIPPING CORP	COMMON STOCK	Y8564W103	11279	163700	SH		SOLE		163700

			157403				No. of Other Managers	0